Related party transactions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Derivatives	£ 198,172	£ 174,116
Collateral	172,606	175,100
Other related parties
Disclosure of transactions between related parties [line items]
Notional amount	5,109	5,574
Derivatives	336	429
Collateral	£ 322	£ 439